Derivative Instruments (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flow hedge gains and losses [Abstract]
Total change in OCI for period	$ (8)	$ 83
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	94	49
Hedge ineffectiveness recorded directly in income	3	3
Total income statement impact	97	52
Effective portion recorded in OCI	(31)	251
Total change in OCI for period	(125)	202
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	22	(52)
Hedge ineffectiveness recorded directly in income	0	0
Total income statement impact	22	(52)
Effective portion recorded in OCI	18	(112)
Total change in OCI for period	(4)	(60)
Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	116	(3)
Hedge ineffectiveness recorded directly in income	3	3
Total income statement impact	119	0
Effective portion recorded in OCI	(13)	139
Total change in OCI for period	$ (129)	$ 142